UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10487
Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)
725 South Figueroa Street, 39th Floor Los Angeles, CA		90017-5439
(Address of principal executive offices)		(Zip code)
Anna Marie Lopez, Treasurer Hotchkis and Wiley Funds 725 South Figueroa Street, 39th Floor Los Angeles, CA 90017-5439
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 430-1000

Date of fiscal year end:	06/30/2004

Date of reporting period:	07/01/04 - 09/30/04

Item 1 - Schedule of Investments

HOTCHKIS AND WILEY CORE VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004

COMMON STOCKS - 96.69%	Shares Held	Value
Aerospace & Defense - 3.60%
Lockheed Martin Corporation	11,400	$635,892
Raytheon Company	6,600	250,668
		886,560
Commercial Banks - 3.30%
Bank of America Corporation	6,000	259,980
Comerica Incorporated	4,100	243,335
KeyCorp	5,800	183,280
UnionBanCal Corporation	2,100	124,341
		810,936
Commercial Services & Supplies - 4.14%
Cendant Corporation	21,600	466,560
Waste Management, Inc.	20,200	552,268
		1,018,828
Computers & Peripherals - 1.04%
Hewlett Packard Company	13,600	255,000
Diversified Financial Services - 5.86%
CIT Group Inc.	9,700	362,683
JPMorgan Chase & Co.	16,300	647,599
Principal Financial Group, Inc.	12,000	431,640
		1,441,922
Diversified Telecommunication Services - 0.51%
Alltel Corporation	2,300	126,293
Electric Utilities - 6.17%
American Electric Power, Inc.	5,500	175,780
Entergy Corporation	3,000	181,830
FirstEnergy Corporation	13,300	546,364
FPL Group, Inc.	9,000	614,880
		1,518,854
Food & Staples Retailing - 2.20%
Albertson’s Inc.	10,300	246,479
Safeway Inc. (a)	15,300	295,443
		541,922
Food Products - 3.08%
Kraft Foods Inc.	16,000	507,520
Sara Lee Corporation	11,000	251,460
		758,980
Health Care Providers & Services - 5.83%
Aetna Inc.	3,900	389,727
HCA Inc.	12,500	476,875
Health Net Inc. (a)	10,100	249,672
Tenet Healthcare Corporation (a)	29,500	318,305
		1,434,579
Hotels, Restaurants & Leisure - 4.12%
McDonald’s Corporation	9,000	252,270
MGM Mirage Inc. (a)	10,400	516,360
Yum! Brands, Inc.	6,000	243,960
		1,012,590
Household Durables - 3.43%
Centex Corporation	16,700	842,682
Industrial Conglomerates - 2.98%
Tyco International Ltd.	23,900	732,774
Insurance - 15.00%
The Allstate Corporation	10,000	479,900
Assurant, Inc.	9,200	239,200

COMMON STOCKS - 96.69%	Shares Held	Value
Conseco, Inc. (a)	13,900	245,474
Hartford Financial Services Group, Inc.	3,900	241,527
MetLife, Inc.	29,500	1,140,175
Prudential Financial, Inc.	15,500	729,120
The St Paul Companies, Inc.	18,600	614,916
		3,690,312
IT Services - 4.32%
Electronic Data Systems Corporation	54,800	1,062,572
Leisure Equipment & Products - 1.01%
Eastman Kodak Company	7,700	248,094
Metals & Mining - 2.13%
Alcoa Inc.	15,600	524,004
Multiline Retail - 5.69%
Sears, Roebuck & Company	29,100	1,159,635
Target Corporation	5,300	239,825
		1,399,460
Oil & Gas - 3.14%
Petro-Canada	4,800	249,360
Royal Dutch Petroleum Company	200	10,320
Valero Energy Corporation	6,400	513,344
		773,024
Paper & Forest Products - 2.29%
International Paper Company	4,700	189,927
Weyerhaeuser Company	5,600	372,288
		562,215
Pharmaceuticals - 1.70%
Merck & Co. Inc.	12,600	415,800
Road & Rail - 2.91%
CSX Corporation	21,600	717,120
Software - 3.08%
Computer Associates International, Inc.	28,800	757,440
Thrifts & Mortgage Finance - 4.92%
Freddie Mac	13,000	848,120
Washington Mutual, Inc.	9,300	363,444
		1,211,564
Tobacco - 4.24%
Altria Group, Inc.	22,200	1,044,288

Total Investments - 96.69% (Cost - $23,690,376)		23,787,813
Time Deposit* - 3.25%		798,753
Other assets in excess of liabilities - 0.06%		16,181

Net Assets - 100.00%		$24,602,747

(a) Non-income producing security.

* Time deposit bears interest at 1.30% and matures on 10/01/2004.

HOTCHKIS AND WILEY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004

COMMON STOCKS - 94.73%	Shares Held	Value
Aerospace & Defense - 3.87%
Lockheed Martin Corporation	336,800	$18,786,704
Raytheon Company	480,300	18,241,794
		37,028,498
Auto Components - 0.85%
Delphi Automotive Systems	877,349	8,150,572
Commercial Banks - 1.74%
KeyCorp	153,800	4,860,080
UnionBanCal Corporation	199,600	11,818,316
		16,678,396
Commercial Services & Supplies - 2.75%
Cendant Corporation	636,000	13,737,600
Waste Management, Inc.	460,500	12,590,070
		26,327,670
Diversified Financial Services - 5.12%
CIT Group Inc.	557,300	20,837,447
JPMorgan Chase & Co.	58,080	2,307,518
Principal Financial Group, Inc.	720,900	25,930,773
		49,075,738
Diversified Telecommunication Services - 0.15%
AT&T Corporation	100,000	1,432,000
Electric Utilities - 5.95%
Alliant Energy Corporation	349,300	8,690,584
American Electric Power Company, Inc.	213,900	6,836,244
Entergy Corporation	207,200	12,558,392
FirstEnergy Corporation	703,000	28,879,240
		56,964,460
Food & Staples Retailing - 1.99%
Albertson’s Inc.	795,100	19,026,743
Food Products - 1.78%
Kraft Foods Inc.	281,900	8,941,868
Sara Lee Corporation	355,900	8,135,874
		17,077,742
Health Care Providers & Services - 6.85%
Aetna Inc.	360,600	36,034,758
HCA Inc.	287,000	10,949,050
Tenet Healthcare Corporation (a)	1,730,000	18,666,700
		65,650,508
Hotels, Restaurants & Leisure - 4.89%
Caesars Entertainment Inc. (a)	840,000	14,028,000
Mandalay Resort Group	207,900	14,272,335
Yum! Brands, Inc.	456,100	18,545,026
		46,845,361
Household Durables - 3.63%
Lennar Corporation	380,000	18,088,000
Lennar Corporation - B shares	380,620	16,671,156
		34,759,156
Industrial Conglomerates - 1.76%
Tyco International Limited	548,800	16,826,208
Insurance - 14.77%
Allmerica Financial Corporation (a)	222,100	5,970,048
The Allstate Corporation	430,400	20,654,896
MetLife, Inc.	1,006,050	38,883,833
Prudential Financial, Inc.	610,400	28,713,216
The St. Paul Companies, Inc.	906,500	29,968,890

COMMON STOCKS - 94.73%	Shares Held	Value
UnumProvident Corporation	1,100,000	17,259,000
		141,449,883
IT Services - 4.90%
Electronic Data Systems Corporation	2,420,000	46,923,800
Leisure Equipment & Products - 1.44%
Eastman Kodak Company	427,900	13,786,938
Machinery - 1.23%
SPX Corporation	331,600	11,738,640
Metals & Mining - 1.93%
Alcoa Inc.	550,248	18,482,830
Multiline Retail - 5.62%
J.C. Penney Company, Inc.	182,300	6,431,544
Sears, Roebuck and Company	1,190,000	47,421,500
		53,853,044
Multi-Utilities - 0.74%
SCANA Corporation	190,896	7,128,057
Oil & Gas - 2.85%
Sunoco, Inc.	182,210	13,479,896
Teekay Shipping Corporation	319,600	13,771,564
		27,251,460
Paper & Forest Products - 1.07%
Weyerhaeuser Company	154,200	10,251,216
Real Estate - 3.30%
Apartment Investment & Management Company	428,600	14,906,708
New Century Financial Corporation	117,800	7,093,916
Plum Creek Timber Company	275,000	9,633,250
		31,633,874
Road & Rail - 1.40%
Union Pacific Corporation	229,200	13,431,120
Software - 3.97%
Computer Associates International, Inc.	1,445,600	38,019,280
Textiles, Apparel & Luxury Goods - 1.50%
Jones Apparel Group, Inc.	401,100	14,359,380
Thrifts & Mortgage Finance - 4.60%
Freddie Mac	468,300	30,551,892
Washington Mutual, Inc.	347,200	13,568,576
		44,120,468
Tobacco - 4.08%
Altria Group, Inc.	831,500	39,113,760

Total Investments - 94.73% (Cost $828,430,693)		907,386,802
Time Deposit* - 6.46%		61,830,346
Liabilities in excess of other assets - (1.19)%		(11,353,290)

Net Assets - 100.00%		$957,863,858

(a) Non-income producing security.
* Time deposit bears interest at 1.30% and matures on 10/01/2004.

HOTCHKIS AND WILEY MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004

COMMON STOCKS - 98.85%	Shares Held	Value
Aerospace & Defense - 1.25%
Raytheon Company	727,700	$27,638,046
Airlines - 0.73%
Airtran Holdings Inc. (a)	1,620,500	16,140,180
Auto Components - 3.47%
Delphi Automotive Systems	3,411,200	31,690,048
Lear Corporation	832,300	45,318,735
		77,008,783
Chemicals - 3.04%
FMC Corporation (a)	455,100	22,104,207
IMC Global Inc. (a)	2,000,900	34,795,651
Lubrizol Corporation	302,500	10,466,500
		67,366,358
Commercial Banks - 1.85%
KeyCorp	650,450	20,554,220
UnionBanCal Corporation	345,800	20,474,818
		41,029,038
Commercial Services & Supplies - 1.01%
Ikon Office Solutions, Inc.	1,864,900	22,416,098
Consumer Finance - 1.20%
Americredit Corporation (a)	1,274,300	26,607,384
Diversified Financial Services - 3.86%
CIT Group Inc.	1,532,200	57,288,958
Principal Financial Group, Inc.	789,200	28,387,524
		85,676,482
Electric Utilities - 7.75%
Alliant Energy Corporation	1,350,400	33,597,952
American Electric Power Company, Inc.	666,000	21,285,360
Entergy Corporation	361,100	21,886,271
FirstEnergy Corporation	1,661,400	68,250,312
FPL Group, Inc.	391,400	26,740,448
		171,760,343
Food & Staples Retailing - 1.74%
Albertson’s Inc.	1,165,400	27,888,022
Safeway Inc. (a)	560,200	10,817,462
		38,705,484
Food Products - 1.05%
Del Monte Foods Company (a)	2,222,000	23,308,780
Gas Utilities - 1.85%
Southern Union Company	2,001,825	41,037,413
Health Care Providers & Services - 4.58%
Health Net Inc. (a)	2,065,100	51,049,272
Magellan Health Services, Inc. (a)	330,500	12,083,080
Tenet Healthcare Corporation (a)	3,569,300	38,512,747
		101,645,099
Hotels, Restaurants & Leisure - 5.68%
Caesars Entertainment Inc. (a)	1,624,000	27,120,800
Jack in the Box Inc. (a)	635,700	20,170,761
La Quinta Properties Inc. (a)	2,974,000	23,197,200
Mandalay Resort Group	190,100	13,050,365
Yum! Brands, Inc.	1,045,700	42,518,162
		126,057,288
Household Durables - 5.78%
Beazer Homes USA, Inc.	443,000	47,352,270
Centex Corporation	1,017,700	51,353,142
Furniture Brands International, Inc.	1,171,800	29,388,744
		128,094,156
Insurance - 10.11%
Allmerica Financial Corporation (a)	1,223,700	32,893,056
Assurant, Inc.	1,698,300	44,155,800
CNA Financial Corporation (a)	1,151,724	27,652,893
Conseco, Inc. (a)	2,585,500	45,659,930

COMMON STOCKS - 98.85%	Shares Held	Value
Lincoln National Corporation	663,700	31,193,900
UnumProvident Corporation	2,710,900	42,534,021
		224,089,600
IT Services - 5.67%
Bearingpoint, Inc. (a)	2,552,400	22,818,456
Electronic Data Systems Corporation	5,302,700	102,819,353
		125,637,809
Leisure Equipment & Products - 2.16%
Eastman Kodak Company	1,489,700	47,998,134
Machinery - 0.95%
SPX Corporation	594,900	21,059,460
Marine - 0.89%
Alexander & Baldwin Inc.	582,300	19,763,262
Media - 3.57%
DEX Media, Inc. (a)	1,123,200	23,778,144
R.H. Donnelley Corporation (a)	248,900	12,285,704
Valassis Communications, Inc. (a)	1,457,500	43,112,850
		79,176,698
Multiline Retail - 5.41%
J.C. Penney Company, Inc.	390,800	13,787,424
Sears, Roebuck and Company	2,661,300	106,052,805
		119,840,229
Oil & Gas - 4.17%
Ashland Inc.	303,100	16,997,848
Sunoco, Inc.	360,444	26,665,647
Teekay Shipping Corporation	896,800	38,643,112
Valero Energy Corporation	127,700	10,242,817
		92,549,424
Real Estate - 11.10%
American Financial Realty Trust	2,889,700	40,773,667
American Home Mortgage Investment Corp.	770,200	21,527,090
Apartment Investment & Management Company	673,500	23,424,330
LNR Property Corporation	722,500	44,729,975
MI Developments Inc.	1,907,100	48,249,630
St Joe Company	1,411,500	67,427,355
		246,132,047
Road & Rail - 3.06%
CSX Corporation	2,040,900	67,757,880
Software - 2.70%
Computer Associates International, Inc.	2,278,400	59,921,920
Specialty Retail - 1.34%
Foot Locker, Inc.	1,249,800	29,620,260
Textiles, Apparel & Luxury Goods - 2.47%
Jones Apparel Group, Inc.	842,500	30,161,500
Reebok International Limited	668,000	24,528,960
		54,690,460
Tobacco - 0.41%
Loews Corporation - Carolina Group	371,300	9,048,581

Total Investments - 98.85% (Cost $1,986,900,754)		2,191,776,696
Time Deposit* - 0.90%		20,021,606
Other assets in excess of liabilities - 0.25%		5,401,647

Net Assets - 100.00%		$2,217,199,949

(a) Non-income producing security.
* Time deposit bears interest at 1.30% and matures on 10/01/2004.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004

COMMON STOCKS - 94.47%	Shares Held	Value
Airlines - 1.87%
Airtran Holdings Inc. (a)	526,100	$5,239,956
FLYi, Inc. (a)	1,579,900	6,177,409
		11,417,365
Auto Components -1.21%
Hayes Lemmerz International (a)	726,600	7,382,256
Chemicals - 6.79%
Agrium Inc.	885,600	15,728,256
FMC Corporation (a)	39,400	1,913,658
IMC Global Inc. (a)	714,000	12,416,460
Lubrizol Corporation	81,200	2,809,520
Westlake Chemical Corporation (a)	381,800	8,514,140
		41,382,034
Commercial Services & Supplies - 6.47%
Bowne & Company, Inc.	597,200	7,757,628
Ikon Office Solutions, Inc.	494,300	5,941,486
Kelly Services Inc.	597,500	15,959,225
Mac-Gray Corporation (a)	40,300	284,518
Spherion Corporation (a)	1,213,800	9,491,916
		39,434,773
Consumer Finance -0.61%
Americredit Corporation (a)	178,300	3,722,904
Containers & Packaging -1.09%
Longview Fibre Company	434,000	6,618,500
Electric Utilities - 1.47%
Alliant Energy Corporation	359,000	8,931,920
Food & Staples Retailing - 1.54%
BJ’s Wholesale Club (a)	226,400	6,189,776
Pathmark Stores Inc. (a)	652,600	3,165,110
		9,354,886
Food Products - 0.72%
Del Monte Foods Company (a)	420,800	4,414,192
Gas Utilities - 2.64%
Southern Union Company	784,350	16,079,175
Health Care Providers & Services - 1.75%
Magellan Health Services, Inc. (a)	291,700	10,664,552
Hotels, Restaurants & Leisure - 5.64%
Isle of Capri Casinos, Inc. (a)	20,600	399,022
Jack in the Box Inc. (a)	277,700	8,811,421
Jameson Inns Inc. (a)	1,448,817	2,578,894
La Quinta Properties Inc. (a)	1,387,400	10,821,720
Lodgian Inc. (a)	529,009	5,237,189
Magna Entertainment Corporation (a)	1,139,100	6,208,095
Papa Johns International (a)	10,500	322,140
		34,378,481
Household Durables - 11.13%
Beazer Homes USA, Inc.	275,200	29,416,128
Brookfield Homes Corporation	82,700	2,179,145
Furniture Brands International, Inc.	282,800	7,092,624
M/I Homes Inc.	161,800	6,866,792
WCI Communities, Inc. (a)	956,400	22,284,120
		67,838,809
Insurance - 4.42%
Allmerica Financial Corporation (a)	615,700	16,550,016
Conseco, Inc. (a)	308,700	5,451,642
United National Group Ltd. (a)	338,700	4,917,924
		26,919,582
IT Services - 2.39%
Bearingpoint, Inc. (a)	1,626,200	14,538,228
Machinery - 1.48%
Bucyrus International Inc. (a)	268,100	9,008,160
Marine - 3.30%
Alexander & Baldwin Inc.	592,900	20,123,026

COMMON STOCKS - 94.47%	Shares Held	Value
Media - 3.86%
R.H. Donnelley Corporation (a)	118,300	5,839,288
Valassis Communications, Inc. (a)	597,600	17,677,008
		23,516,296
Multi-Utilities - 1.29%
Sierra Pacific Resources (a)	879,700	7,873,315
Oil & Gas - 7.73%
Ashland Inc.	58,400	3,275,072
Giant Industries Inc. (a)	163,300	3,968,190
Overseas Shipholding Group	507,200	25,177,408
Stelmar Shipping Ltd	327,700	12,390,337
Teekay Shipping Corporation	53,800	2,318,242
		47,129,249
Paper & Forest Products - 0.91%
Pope & Talbot Inc.	316,000	5,561,600
Real Estate - 14.27%
American Financial Realty Trust	580,800	8,195,088
American Home Mortgage Investment Corp.	415,000	11,599,250
Fieldstone Investment 144A (r)	542,400	9,220,800
First Industrial Realty Trust	42,900	1,583,010
Friedman Billings Ramsey Group	69,420	1,325,922
LNR Property Corporation	461,800	28,590,038
MI Developments Inc.	859,500	21,745,350
St Joe Company	98,800	4,719,676
		86,979,134
Road & Rail - 0.56%
Central Freight Lines Inc. (a)	563,800	3,388,438
Software - 3.17%
Compuware Corporation (a)	2,278,900	11,736,335
Concord Communications (a)	642,100	5,730,743
Parametric Technology Corporation (a)	355,500	1,877,040
		19,344,118
Specialty Retail - 1.45%
Foot Locker, Inc.	49,900	1,182,630
Genesco, Inc. (a)	128,500	3,026,175
Group 1 Automotive Inc. (a)	156,800	4,277,504
Stage Stores, Inc. (a)	10,100	345,622
		8,831,931
Textiles, Apparel & Luxury Goods - 4.62%
Warnaco Group, Inc. (a)	1,266,300	28,149,849
Thrifts & Mortgage Finance - 0.36%
Timberland Bancorp	92,800	2,178,016
Wireless Telecommunication Services - 1.73%
Arch Wireless Inc. (a)	199,300.00	5,725,889
Metrocall Holdings Inc. (a)	74,000.00	4,798,900
		10,524,789

Total Common Stocks - 94.47% (Cost - $472,890,244)		575,685,578

BONDS (Cost $272,000) - 0.06%	Principal Amount
Brookfield Homes Corporation Bond, 12% due 6/30/20	$372,000	385,485

Total Investments - 94.53% (Cost - $473,162,244)		576,071,063
Time Deposit* - 6.16%		37,511,693
Liabilities in excess of other assets - (0.69%)		(4,173,186)

Net Assets - 100.00%		$609,409,570

(a) Non-income producing security.
(r) Restricted security. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.

* Time deposit bears interest at 1.30% and matures on 10/01/2004.

HOTCHKIS AND WILEY ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004

COMMON STOCKS - 97.09%	Shares Held	Value
Aerospace & Defense - 0.92%
Lockheed Martin Corporation	14,900.00	$831,122
Airlines - 1.14%
FLYi, Inc. (a)	262,100.00	1,024,811
Diversified Financial Services - 0.72%
Principal Financial Group, Inc.	18,000	647,460
Food & Staples Retailing - 1.47%
Albertson’s Inc.	55,300	1,323,329
Health Care Providers & Services - 5.30%
Magellan Health Services, Inc. (a)	77,800	2,844,368
Tenet Healthcare Corporation (a)	180,000	1,942,200
		4,786,568
Hotels, Restaurants & Leisure - 3.48%
Jack in the Box Inc. (a)	69,300	2,198,889
Mandalay Resort Group	13,800	947,370
		3,146,259
Household Durables - 9.65%
Toll Brothers, Inc. (a)	4,200	194,586
WCI Communities, Inc. (a)	365,500	8,516,150
		8,710,736
Insurance - 18.20%
Allmerica Financial Corporation (a)	307,800	8,273,664
MetLife, Inc.	20,000	773,000
Prudential Financial, Inc.	40,900	1,923,936
The St Paul Companies, Inc.	82,300	2,720,838
UnumProvident Corporation	174,600	2,739,474
		16,430,912
IT Services - 9.32%
Electronic Data Systems Corporation	434,000	8,415,260
Machinery - 0.50%
Miller Industries, Inc. (a)	49,800	450,690
Multiline Retail - 12.00%
Sears, Roebuck & Company	271,800	10,831,230
Real Estate - 24.19%
American Financial Realty Trust	98,900	1,395,479
American Home Mortgage Investment Corp.	92,700	2,590,965
Apartment Investment & Management Company	49,300	1,714,654
Capital Lease Funding, Inc. (a)	254,900	2,814,096
Fieldstone Investment 144A (r)	216,900	3,687,300
Government Properties Trust	425,500	4,042,250
MI Developments Inc.	84,800	2,145,440
MortgageIT Holdings, Inc. (a)	238,900	3,452,105
		21,842,289
Software - 4.15%
Computer Associates International, Inc.	142,600	3,750,380
Textiles, Apparel & Luxury Goods - 4.46%
Warnaco Group, Inc. (a)	181,400	4,032,522
Thrifts & Mortgage Finance - 1.59%
Amnet Mortgage, Inc. (a)	181,900	1,437,010

Total Investments - 97.09% (Cost - $84,238,290)		87,660,578
Time Deposit* - 3.08%		2,784,166
Liabilities in excess of other assets - (0.17)%		(160,686)

Net Assets - 100.00%		$90,284,058

(a) Non-income producing security.
(r) Restricted security. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.

* Time deposit bears interest at 1.30% and matures on 10/01/2004.

Item 2 - Controls and Procedures

2(a) - The registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared.  The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hotchkis and Wiley Funds

By:	/s/ Nancy D. Celick
Nancy D. Celick
President of Hotchkis and Wiley Funds

Date: November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy D. Celick
Nancy D. Celick
President of Hotchkis and Wiley Funds

Date: November 22, 2004

By:	/s/ Anna Marie Lopez
Anna Marie Lopez
Treasurer of Hotchkis and Wiley Funds

Date: November 22, 2004